Other Receivables and Other Current Assets (Details) - Schedule of Other Receivables and Other Current Assets - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Schedule of Other Receivables and Other Current Assets [Abstract]
Deposits put down on the car	$ 790,068	$ 935,573
Excess input VAT credits	30,405	28,242
Cash advance to employee	38,493	35,915
Other receivables	1,275,000
Total	$ 2,133,966	$ 999,730